Investments in joint ventures	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Investments in joint ventures	Investments in joint ventures

The table below lists the Group’s investment in joint ventures for the year ended December 31 2018:

		% of ownership interest held
Name of the entity	Country of incorporation and operation	2018
CHS AGRO S.A.	Argentina	50%

On February 26, 2013, the Group formed CHS AGRO, a joint venture with CHS Inc. CHS Inc. is a leading farmer-owned energy, grains and foods company based in the United States. The Group holds a 50% interest in CHS AGRO. On October 2014, CHS AGRO finished its sunflower processing plant in the city of Pehuajo, Province of Buenos Aires, Argentina.

    In January 2019, the Company acquired, the remaining 50% of CHS Agro S.A. a joint venture between the Company and CHS Argentina S.A. After this acquisition, the Company own 100% of CHS Agro S.A. which has since been renamed as Girasoles del Plata S.A. (See Note 22). Thus, the Company is not part of any Joint Venture as of December 31, 2020 and 2019.

The following amounts represent the income and expenses of the joint ventures:

2018
Income	9,305
Expenses	(31,989)
Loss before income tax	(22,684)

When the share of losses of an investee equals or exceeds the carrying amount of an investment the Group discontinue applying the equity method, the investment is reduced to zero and does not record additional losses. This was the case in 2018.